INVESTMENT IN PARTNERSHIP - 10-K	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN PARTNERSHIP	INVESTMENT IN PARTNERSHIP
For the years ended December 31, 2023, 2022, and 2021, the Company had invested $12,362, $12,018, and $15,269, respectively, in multiple equity investments. These joint venture operations were formed to develop, own, and lease health care facilities to operational subsidiaries of the Company. Some of the joint ventures hold options to purchase the related real estate property holdings. Each of the joint ventures is governed by a managing member who makes the significant decisions that impact the economic performance of the joint venture. The Company is not the managing member of any of the joint ventures in which it is invested. All of the investments are individually immaterial with the Company’s largest equity investment of $9,481 in a joint venture representing an ownership of 27%. All investments are included in other assets in the Company’s combined/consolidated balance sheets. The Company accounts for its share in its equity method investments in the other income (expense), net line item in the Company’s combined/consolidated statements of income. (Loss) income from the investments in partnerships was $(391), $(346), and $232 for the years ended December 31, 2023, 2022, and 2021, respectively.